Employee Severance and Termination Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Employee severance and other termination costs incurred by reportable segment
Employee severance and other related termination costs	$ 20	$ 17
Electronic Systems [Member]
Employee severance and other termination costs incurred by reportable segment
Employee severance and other related termination costs	15	11
C3ISR [Member]
Employee severance and other termination costs incurred by reportable segment
Employee severance and other related termination costs	1	3
AM&M [Member]
Employee severance and other termination costs incurred by reportable segment
Employee severance and other related termination costs	3	3
NSS [Member]
Employee severance and other termination costs incurred by reportable segment
Employee severance and other related termination costs	$ 1